Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	30,221,516	24,760,947
Convertible bonds [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,309,320	11,542,497
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	19,375,812	3,340,039
Outstanding share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	7,536,384	9,878,411